Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment reporting

Note 12 — Segment reporting

For the years ended December 31, 2018 and 2017, the Company's CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company's long-lived assets are located in the PRC.

The following table presents revenues by the service lines:

	For the Years Ended
	December 31,
	2018	2017	2016
REVENUES:
Application development services*	$20,037,861	$19,362,813	$19,133,676
Consulting and technical support services	2,390,948	1,418,110	1,095,457
Subscription services	723,458	847,631	945,668
Total revenues	$23,152,267	$21,628,554	$21,174,801

*	For the year ended December 31, 2018, in some application development service arrangements, the Company sold certain IT equipment on standalone basis prior to the delivery of the services. Such revenue of $8,069,594 was included in the application development service revenue for year ended December 31, 2018.